SHAREHOLDERS' EQUITY - Dividends (Details) - $ / shares										9 Months Ended		12 Months Ended
	Jan. 26, 2022	Jan. 04, 2022	Oct. 01, 2021	Jul. 02, 2021	Apr. 01, 2020	Jan. 02, 2020	Oct. 01, 2019	Jul. 02, 2019	Apr. 01, 2019	Jan. 04, 2021	Jan. 02, 2020	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)			$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 2.00	$ 2.00
Quarterly Dividend
Disclosure of classes of share capital [line items]
Dividends per share (in dollars per share)	$ 0.50	$ 0.50
Class A Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)												$ 0.05
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Entitled rate per share of dividends (in dollars per share)												$ 0.05